OSTERWEIS SHORT DURATION CREDIT FUND
SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

Principal Amount		Value
Bonds: 61.2%
Corporate Bonds: 61.2%
Air Freight & Logistics: 3.5%
	Western Global Airlines LLC
$8,623,000	10.375%, 08/15/2025	$6,490,367

Auto Components: 1.7%
	Patrick Industries, Inc.
1,482,000	7.500%, 10/15/2027	1,444,266
1,957,000	4.750%, 05/01/2029	1,626,854
		3,071,120
Commercial Services & Supplies: 5.6%
	Cimpress PLC
9,585,000	7.000%, 06/15/2026	6,641,255
	RR Donnelley & Sons Co.
3,949,000	6.125%, 11/01/2026	3,692,315
		10,333,570
Computers & Peripherals: 4.1%
	Diebold Nixdorf, Inc.
14,640,407	8.500%, 10/15/2026	7,537,921

Construction & Engineering: 5.0%
	Brundage-Bone Concrete Pumping Holdings, Inc.
4,558,000	6.000%, 02/01/2026	4,160,980
	Great Lakes Dredge & Dock Corp.
1,847,000	5.250%, 06/01/2029	1,438,259
	IEA Energy Services LLC
3,862,000	6.625%, 08/15/2029	3,649,377
		9,248,616
Consumer Finance: 6.0%
	Bread Financial Holdings, Inc.
1,940,000	4.750%, 12/15/2024	1,723,337
5,658,000	7.000%, 01/15/2026	4,954,088
	PRA Group, Inc.
4,560,000	7.375%, 09/01/2025	4,413,613
		11,091,038
Diversified Consumer Services: 5.5%
	Cengage Learning, Inc.
10,598,000	9.500%, 06/15/2024	10,123,581

Food Products: 2.0%
	B&G Foods, Inc.
4,817,000	5.250%, 09/15/2027	3,701,711

Hotels, Restaurants & Leisure: 2.6%
	Arrow Bidco LLC
4,871,000	9.500%, 03/15/2024	4,866,532

Household Durables: 4.8%
	American Greetings Corp.
9,183,000	8.750%, 04/15/2025	8,836,434

Interactive Media & Services: 5.7%
	Getty Images, Inc.
7,127,000	9.750%, 03/01/2027	7,046,066
	Millennium Escrow Corp.
5,564,000	6.625%, 08/01/2026	3,568,199
		10,614,265
IT Services: 1.2%
	Virtusa Corp.
2,797,000	7.125%, 12/15/2028	2,135,574

Machinery: 6.3%
	Granite US Holdings Corp.
6,731,000	11.000%, 10/01/2027	7,102,619
	Werner FinCo L.P. / Werner FinCo, Inc.
6,706,000	8.750%, 07/15/2025	4,503,615
		11,606,234
Paper & Forest Products: 1.4%
	Resolute Forest Products, Inc.
2,540,000	4.875%, 03/01/2026	2,509,007

Software: 1.2%
	Veritas U.S., Inc / Veritas Bermuda Ltd.
3,244,000	7.500%, 09/01/2025	2,245,997

Specialty Retail: 4.6%
	At Home Group, Inc.
1,976,000	4.875%, 07/15/2028	1,395,639
	The Men's Wearhouse LLC
45,285,000	7.000%, 07/01/2023 [1,5]	298,881
	The Michaels Cos., Inc
6,338,000	5.250%, 05/01/2028	5,106,753
	The Michaels Cos., Inc.
2,428,000	7.875%, 05/01/2029	1,626,634
		8,427,907
Total Corporate Bonds
(Cost $159,824,824)		112,839,874

Total Bonds
(Cost $159,824,824)		112,839,874

Bank Loans: 31.2%
Beverages: 3.1%
	Chill Merger Sub, Inc.
6,416,070	8.230% (1 month LIBOR + 3.500%), 3/20/2024 [2,3]	5,705,137

Chemicals: 3.3%
	AgroFresh, Inc.
6,182,745	10.634% (1 month LIBOR + 6.250%), 12/31/2024 [2,3]	6,074,547

Commercial Services & Supplies: 0.8%
	LRS Holdings LLC
1,431,540	8.634% (1 month LIBOR + 4.250%), 8/31/2028 [2,3]	1,385,015

Diversified Consumer Services: 2.1%
	APX Group, Inc.
3,950,000	8.500% (Prime + 2.250%), 7/9/2028 [2,3]	3,914,825

IT Services: 6.3%
	Cast & Crew LLC
11,810,269	7.884% (1 month LIBOR + 3.500%), 2/7/2026 [2,3]	11,672,148

Machinery: 0.9%
	Werner FinCo L.P.
1,813,505	8.730% (2 months LIBOR + 4.000%), 7/24/2024 [2,3]	1,644,251

Software: 13.3%
	A&V Holdings Midco LLC
2,420,823	9.545% (3 months LIBOR + 5.375%), 3/10/2027 [2,3]	2,360,302
	Hyland Software, Inc.
3,289,802	7.884% (1 month LIBOR + 3.500%), 7/1/2024 [2,3]	3,252,381
	Hyland Software, Inc.
12,892,000	10.634% (1 month LIBOR + 6.250%), 7/10/2025 [2,3]	12,260,292
	Magenta Buyer LLC
4,583,700	9.170% (3 months LIBOR + 4.750%), 7/27/2028 [2,3]	3,946,291
	Veritas U.S., Inc.
3,726,421	9.730% (3 months LIBOR + 5.000%), 9/1/2025 [2,3]	2,647,752
		24,467,018
Specialty Retail: 1.4%
	At Home Group, Inc.
3,210,570	7.743% (3 months LIBOR + 4.000%), 7/23/2028 [2,3]	2,540,765

Total Bank Loans
(Cost $61,335,107)		57,403,706

Shares
Short-Term Investments: 5.9%
Money Market Funds: 5.9%
10,892,132	U.S. Bank Money Market Deposit Account, 3.900% [4]	10,892,132

Total Money Market Funds
(Cost $10,892,132)		10,892,132

Total Short-Term Investments
(Cost $10,892,132)		10,892,132

Total Investments in Securities: 98.3%
(Cost $232,052,063)		181,135,712
Other Assets in Excess of Liabilities: 1.7%		3,190,510
Total Net Assets: 100.0%		$184,326,222

LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
PRIME -	United States Federal Reserve Overnight Rate

[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Variable rate security; rate shown is the rate in effect on December 31, 2022.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of December 31, 2022.

[5]	Security is in default.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2022 (Unaudited)

The Osterweis Short Duration Fund (the "Fund"), utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$–	$112,540,993	$298,881	$112,839,874
Bank Loans	–	57,403,706	–	57,403,706
Short-Term Investments	10,892,132	–	–	10,892,132
Total Assets:	$10,892,132	$169,944,699	$298,881	$181,135,712

[1] See Schedule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.